UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08229

UBS Index Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—99.28%
	Number of
Security description	shares	Value ($)

Aerospace & defense—2.76%
Boeing Co.	10,900	714,604

General Dynamics Corp.	5,700	526,110

Goodrich Corp.	2,300	117,875

Honeywell International, Inc.	10,900	546,853

L-3 Communications Holdings, Inc.	1,700	176,698

Lockheed Martin Corp.	5,100	593,844

Northrop Grumman Corp.	5,200	358,020

Precision Castparts Corp.	2,000	206,520

Raytheon Co.	5,700	341,943

Rockwell Collins, Inc.	2,600	136,734

United Technologies Corp.	14,200	931,378

		4,650,579

Air freight & couriers—0.89%
Expeditors International of Washington, Inc.	3,000	108,270

FedEx Corp.	4,500	372,690

Ryder System, Inc.	1,000	64,520

United Parcel Service, Inc., Class B	14,900	955,388

		1,500,868

Airlines—0.09%
Southwest Airlines Co.	10,300	156,869

Auto components—0.21%
Goodyear Tire & Rubber Co.*	2,400	47,064

Johnson Controls, Inc.	9,900	306,108

		353,172

Automobiles—0.14%
Ford Motor Co.*	29,900	133,354

General Motors Corp.	9,400	94,000

		227,354

Banks—4.50%
Bank of America Corp.	69,707	2,170,676

BB&T Corp.	8,100	243,000

Comerica, Inc.	1,800	50,562

Fifth Third Bancorp	8,300	130,974

First Horizon National Corp.	2,200	24,706

Hudson City Bancorp, Inc.	7,900	145,676

Huntington Bancshares, Inc.	5,600	40,992

KeyCorp	6,400	76,864

M&T Bank Corp.	900	64,206

National City Corp.	8,400	42,336

Northern Trust Corp.	3,200	257,248

PNC Financial Services Group	5,100	366,945

Regions Financial Corp.	10,923	101,256

Sovereign Bancorp, Inc.	6,035	58,298

SunTrust Banks, Inc.	5,400	226,206

The Bank of New York Mellon Corp.	17,391	601,903

US Bancorp, Inc.	26,200	834,732

Wachovia Corp.	31,548	501,298

Washington Mutual, Inc.	13,603	55,092

	Number of
Security description	shares	Value ($)

Banks—(concluded)
Wells Fargo & Co.	50,700	1,534,689

Zions Bancorp	1,900	50,996

		7,578,655

Beverages—2.49%
Anheuser-Busch Cos., Inc.	10,300	698,958

Brown-Forman Corp., Class B	1,300	93,613

Coca-Cola Co.	29,100	1,515,237

Coca-Cola Enterprises, Inc.	4,400	75,108

Constellation Brands, Inc., Class A*	3,300	69,663

Molson Coors Brewing Co., Class B	1,600	76,240

Pepsi Bottling Group, Inc.	2,200	65,076

PepsiCo, Inc.	23,400	1,602,432

		4,196,327

Biotechnology—1.67%
Amgen, Inc.*	15,500	974,175

Applied Biosystems, Inc.	3,100	113,119

Biogen Idec, Inc.*	4,200	213,906

Celgene Corp.*	6,300	436,590

Genzyme Corp.*	4,300	336,690

Gilead Sciences, Inc.*	13,900	732,252

		2,806,732

Building products—0.07%
Masco Corp.	5,900	112,454

Chemicals—2.02%
Air Products & Chemicals, Inc.	3,200	293,920

CF Industries Holdings, Inc.	600	91,440

Dow Chemical Co.	12,600	430,038

Eastman Chemical Co.	1,200	72,384

Ecolab, Inc.	3,200	146,368

E.I. du Pont de Nemours & Co.	12,500	555,500

International Flavors & Fragrances, Inc.	1,100	44,231

Monsanto Co.	8,500	971,125

PPG Industries, Inc.	2,300	144,578

Praxair, Inc.	4,900	440,216

Rohm & Haas Co.	1,300	97,565

Sigma-Aldrich Corp.	2,000	113,520

		3,400,885

Commercial services & supplies—1.29%
Allied Waste Industries, Inc.*	4,000	53,760

Apollo Group, Inc., Class A*	2,300	146,464

Automatic Data Processing, Inc.	7,600	337,288

Avery Dennison Corp.	1,500	72,360

C.H. Robinson Worldwide, Inc.	2,800	145,908

Cintas Corp.	2,200	67,760

R. R. Donnelley & Sons Co.	3,800	105,944

Equifax, Inc.	2,000	70,660

Fiserv, Inc.*	1,900	98,534

H&R Block, Inc.	5,200	132,808

MasterCard, Inc., Class A	900	218,295

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Commercial services & supplies—(concluded)
Monster Worldwide, Inc.*	2,200	42,988

Paychex, Inc.	4,700	160,176

Pitney Bowes, Inc.	3,500	119,525

Robert Half International, Inc.	2,900	74,240

Total System Services, Inc.	2,613	52,051

Waste Management, Inc.	7,500	263,850

		2,162,611

Communications equipment—2.66%
CIENA Corp.*	1,300	22,594

Cisco Systems, Inc.*	89,900	2,162,095

Corning, Inc.	23,900	490,906

Juniper Networks, Inc.*	7,700	197,890

Motorola, Inc.	35,800	337,236

Qualcomm, Inc.	23,400	1,232,010

Tellabs, Inc.*	8,000	41,680

		4,484,411

Computers & peripherals—4.68%
Apple, Inc.*	12,900	2,186,937

Dell, Inc.*	30,500	662,765

EMC Corp.*	32,800	501,184

Hewlett-Packard Co.	36,500	1,712,580

International Business Machines Corp.	20,400	2,483,292

Lexmark International, Inc.*	1,700	61,149

NetApp, Inc.*	5,500	140,140

SanDisk Corp.*	3,500	50,610

Teradata Corp.*	2,900	71,253

		7,869,910

Construction & engineering—0.19%
Fluor Corp.	2,600	208,338

Jacobs Engineering Group, Inc.*	1,500	110,730

		319,068

Construction materials—0.07%
Vulcan Materials Co.	1,600	119,744

Containers & packaging—0.12%
Ball Corp.	1,500	68,880

Pactiv Corp.*	2,300	61,801

Sealed Air Corp.	3,000	72,690

		203,371

Diversified financials—6.08%
American Capital Ltd.	2,600	56,524

American Express Co.	16,700	662,656

Ameriprise Financial, Inc.	3,560	160,022

Capital One Financial Corp.	5,649	249,347

Charles Schwab Corp.	14,900	357,451

CIT Group, Inc.	3,300	34,023

Citigroup, Inc.	79,100	1,502,109

CME Group, Inc.	800	268,304

Discover Financial Services	8,500	139,825

E*TRADE Financial Corp.*	7,100	22,720

Federal Home Loan Mortgage Corp.	9,700	43,747

	Number of
Security description	shares	Value ($)

Diversified financials—(concluded)
Federal National Mortgage Association	15,000	102,600

Fidelity National Information Services, Inc.	2,700	58,995

Franklin Resources, Inc.	2,700	282,150

Goldman Sachs Group, Inc.	5,760	944,467

IntercontinentalExchange, Inc.*	800	70,424

Invesco Ltd.	4,000	102,520

Janus Capital Group, Inc.	3,300	89,001

JPMorgan Chase & Co.	50,435	1,941,243

Legg Mason, Inc.	2,100	93,513

Lehman Brothers Holdings, Inc.	8,200	131,938

Marshall & Ilsley Corp.	4,200	64,680

Merrill Lynch & Co., Inc.	21,100	598,185

Moody’s Corp.	3,900	158,574

Morgan Stanley & Co., Inc.	15,400	628,782

NYSE Euronext, Inc.	3,800	154,242

Principal Financial Group, Inc.	4,300	196,897

SLM Corp.*	6,500	107,315

State Street Corp.	6,300	426,321

T. Rowe Price Group, Inc.	4,500	267,120

Western Union Co.	11,700	323,154

		10,238,849

Diversified telecommunication services—3.06%
AT&T, Inc.	87,315	2,793,207

CenturyTel, Inc.	1,900	73,397

Embarq Corp.	2,694	127,049

Frontier Communications Corp.	6,000	75,420

JDS Uniphase Corp.*	3,975	40,386

Qwest Communications International, Inc.	25,600	96,768

Sprint Corp.	44,899	391,519

Verizon Communications	42,100	1,478,552

Windstream Corp.	5,734	71,216

		5,147,514

Electric utilities—3.05%
Allegheny Energy, Inc.	2,800	126,924

Ameren Corp.	2,900	121,394

American Electric Power Co., Inc.	5,500	214,720

CMS Energy Corp.	4,300	58,351

Consolidated Edison, Inc.	4,300	175,870

Constellation Energy Group, Inc.	2,700	180,117

Dominion Resources, Inc.	8,600	374,358

DTE Energy Co.	2,800	118,048

Dynegy, Inc., Class A*	6,700	39,932

Edison International, Inc.	4,900	225,008

Entergy Corp.	2,700	279,153

Exelon Corp.	9,900	752,004

FirstEnergy Corp.	4,700	341,408

FPL Group, Inc.	6,500	390,390

Pepco Holdings, Inc.	2,600	65,910

PG&E Corp.	5,700	235,581

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Electric utilities—(concluded)
Pinnacle West Capital Corp.	1,600	56,304

PPL Corp.	5,400	236,358

Progress Energy, Inc.[1]	5,000	183,456

Public Service Enterprise Group, Inc.	8,200	334,314

Southern Co.	10,800	405,108

TECO Energy, Inc.	4,100	73,144

Xcel Energy, Inc.	6,900	141,519

		5,129,371

Electrical equipment—0.64%
Cooper Industries Ltd., Class A	2,800	133,392

Emerson Electric Co.	11,200	524,160

Molex, Inc.	2,300	55,476

Rockwell Automation, Inc.	2,700	127,467

Tyco Electronics Ltd.	7,225	237,775

		1,078,270

Electronic equipment & instruments—0.45%
Agilent Technologies, Inc.*	5,400	187,704

Jabil Circuit, Inc.	3,400	57,324

PerkinElmer, Inc.	1,700	48,297

Thermo Electron Corp.*	5,800	351,248

Waters Corp.*	1,600	109,200

		753,773

Energy equipment & services—2.73%
Baker Hughes, Inc.	5,000	400,050

BJ Services Co.	3,500	93,975

Cameron International Corp.*	2,900	135,111

ENSCO International, Inc.	2,400	162,672

Halliburton Co.	13,000	571,220

Nabors Industries, Inc.*	4,400	156,640

National-Oilwell Varco, Inc.*	6,000	442,380

Noble Corp.	4,400	221,276

Rowan Cos., Inc.	1,900	70,186

Schlumberger Ltd.	18,300	1,724,226

Smith International, Inc.	3,300	230,010

Weatherford International Ltd.*	10,000	385,800

		4,593,546

Food & drug retailing—1.33%
CVS Corp.	21,624	791,438

Kroger Co.	10,200	281,724

Safeway, Inc.	7,100	187,014

SUPERVALU, Inc.	3,537	82,023

Sysco Corp.	8,900	283,287

Walgreen Co.	15,400	561,022

Whole Foods Market, Inc.	2,400	43,944

		2,230,452

Food products—1.59%
Archer-Daniels-Midland Co.	9,600	244,416

Campbell Soup Co.	3,200	117,792

	Number of
Security description	shares	Value ($)

Food products—(concluded)
ConAgra Foods, Inc.	7,300	155,271

Dean Foods Co.*	2,200	55,374

General Mills, Inc.	4,600	304,428

Heinz, H.J. & Co.	4,800	241,536

Kellogg Co.	3,500	190,540

Kraft Foods, Inc., Class A	22,774	717,609

McCormick & Co., Inc.	2,400	97,080

Sara Lee Corp.	12,500	168,750

The Hershey Co.	2,100	75,789

Tyson Foods, Inc., Class A	4,900	71,148

Wm. Wrigley Jr. Co.	2,925	232,479

		2,672,212

Gas utilities—0.46%
Integrys Energy Group, Inc.	1,200	62,724

NiSource, Inc.	3,500	57,680

Sempra Energy	3,700	214,304

Southwestern Energy Co.*	4,200	161,154

Spectra Energy Corp.	10,446	276,401

		772,263

Health care equipment & supplies—2.19%
Baxter International, Inc.	8,800	596,288

Becton, Dickinson and Co.	3,500	305,830

Boston Scientific Corp.*	18,515	232,548

C.R. Bard, Inc.	1,700	158,865

Covidien Ltd.	7,425	401,470

Intuitive Surgical, Inc.*	500	147,635

Medtronic, Inc.	16,400	895,440

Millipore Corp.*	800	60,008

Patterson Cos., Inc.*	2,000	65,080

St. Jude Medical, Inc.*	4,800	219,984

Stryker Corp.	3,600	241,884

Varian Medical Systems, Inc.*	1,800	113,688

Zimmer Holdings, Inc.*	3,500	253,365

		3,692,085

Health care providers & services—1.84%
Aetna, Inc.	8,300	358,062

AmerisourceBergen Corp.	3,100	127,131

Cardinal Health, Inc.	5,400	296,892

CIGNA Corp.	4,800	201,024

Coventry Health Care, Inc.*	2,500	87,550

DaVita, Inc.*	1,200	68,868

Express Scripts, Inc.*	3,800	278,958

Humana, Inc.*	2,400	111,360

IMS Health, Inc.	3,300	73,326

Laboratory Corp. of America Holdings*	1,500	109,725

McKesson Corp.	4,000	231,120

Quest Diagnostics, Inc.	2,400	129,720

Tenet Healthcare Corp.*	8,000	48,240

UnitedHealth Group, Inc.	18,700	569,415

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Health care providers & services—(concluded)
WellPoint, Inc.*	7,800	411,762

		3,103,153

Hotels, restaurants & leisure—1.32%
Carnival Corp.	6,100	226,066

Darden Restaurants, Inc.	2,200	64,438

International Game Technology	5,400	115,722

Marriott International, Inc., Class A	4,700	132,587

McDonald’s Corp.	16,600	1,029,200

Starbucks Corp.*	11,500	178,940

Starwood Hotels & Resorts Worldwide, Inc., Class B	3,500	126,875

Wendy’s International, Inc.	1,800	43,686

Wyndham Worldwide Corp.	3,540	68,251

Yum! Brands, Inc.	6,400	228,352

		2,214,117

Household durables—0.44%
Black & Decker Corp.	1,200	75,900

Centex Corp.	1,900	30,818

D.R. Horton, Inc.	4,200	52,332

Fortune Brands, Inc.	2,300	135,286

Harman International Industries, Inc.	1,000	34,030

KB Home	1,400	29,120

Leggett & Platt, Inc.	2,700	60,237

Lennar Corp., Class A	2,100	27,615

Newell Rubbermaid, Inc.	4,700	85,070

Pulte Homes, Inc.	3,400	49,334

Stanley Works	1,200	57,540

Whirlpool Corp.	1,300	105,768

		743,050

Household products—2.47%
Clorox Co.	1,700	100,470

Colgate-Palmolive Co.	7,500	570,225

Kimberly Clark Corp.	5,900	363,912

Procter & Gamble Co.	44,852	3,129,324

		4,163,931

Industrial conglomerates—3.25%
3M Co.	9,900	708,840

General Electric Co.	149,700	4,206,570

Reynolds American, Inc.	2,300	121,854

Textron, Inc.	4,000	164,400

Tyco International Ltd.	6,225	266,928

		5,468,592

Insurance—3.33%
AFLAC, Inc.	7,200	408,240

Allstate Corp.	8,200	370,066

American International Group, Inc.	40,800	876,792

AON Corp.	4,800	227,952

Assurant, Inc.	1,400	81,802

Chubb Corp.	5,000	240,050

Cincinnati Financial Corp.	2,965	87,883

	Number of
Security description	shares	Value ($)

Insurance—(concluded)
Genworth Financial, Inc., Class A	6,100	97,905

Hartford Financial Services Group, Inc.	4,900	309,092

Leucadia National Corp.	2,100	97,209

Lincoln National Corp.	3,745	190,096

Loews Corp.	5,886	255,629

Marsh & McLennan Cos., Inc.	8,800	280,984

MBIA, Inc.	1,900	30,818

Metlife, Inc.	10,600	574,520

MGIC Investment Corp.	1,100	9,251

Progressive Corp.	10,100	186,547

Prudential Financial, Inc.	7,300	538,083

SAFECO Corp.	900	60,840

The Travelers Cos., Inc.	8,700	384,192

Torchmark Corp.	1,600	95,584

UnumProvident Corp.	5,500	139,755

XL Capital Ltd., Class A	3,000	60,300

		5,603,590

Internet & catalog retail—0.49%
Amazon.com, Inc.*	4,500	363,645

eBay, Inc.*	16,800	418,824

Expedia, Inc.*	2,700	47,682

		830,151

Internet software & services—1.30%
Akamai Technologies, Inc.*	2,400	54,960

Google, Inc., Class A*	3,515	1,628,464

Nortel Networks Corp.*	220	1,327

VeriSign, Inc.*	2,900	92,713

Yahoo!, Inc.*	20,800	403,104

		2,180,568

IT consulting & services—0.26%
Affiliated Computer Services, Inc.*	1,500	79,860

Cognizant Technology Solutions Corp., Class A*	4,000	117,280

Computer Sciences Corp.*	1,900	89,357

Sun Microsystems, Inc.*	13,600	122,400

Unisys Corp.*	7,300	29,857

		438,754

Leisure equipment & products—0.26%
Eastman Kodak Co.	4,400	71,236

Harley-Davidson, Inc.	3,700	147,186

Hasbro, Inc.	3,100	115,940

Mattel, Inc.	4,900	94,717

		429,079

Machinery—1.87%
Caterpillar, Inc.	8,900	629,497

Cummins, Inc.	3,200	208,512

Danaher Corp.	3,800	309,966

Deere & Co.	6,300	444,591

Dover Corp.	3,200	158,016

Eaton Corp.	2,500	182,950

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Machinery—(concluded)
Illinois Tool Works, Inc.	5,500	272,855

Ingersoll Rand Co., Class A	4,860	179,480

ITT Industries, Inc.	2,500	159,375

Manitowoc Co., Inc.	1,700	42,806

PACCAR, Inc.	5,775	248,671

Pall Corp.	1,400	56,854

Parker-Hannifin Corp.	2,500	160,175

Terex Corp.*	1,700	85,493

		3,139,241

Media—2.76%
CBS Corp., Class B	9,800	158,564

Comcast Corp., Class A	45,850	971,103

Gannett Co., Inc.	3,700	65,823

Interpublic Group Cos., Inc.*	7,000	65,800

McGraw-Hill Cos., Inc.	4,200	179,928

New York Times Co., Class A	2,300	29,877

News Corp., Class A	35,200	498,432

Omnicom Group, Inc.	3,800	161,082

Scripps Networks Interactive, Class A*	1,400	58,156

The DIRECTV Group, Inc.*	11,000	310,310

Time Warner, Inc.	56,300	921,631

Viacom Inc., Class B*	10,300	303,644

Walt Disney Co.	28,200	912,270

		4,636,620

Metals & mining—1.40%
AK Steel Holding Corp.	1,000	52,610

Alcoa, Inc.	12,400	398,412

Allegheny Technologies, Inc.	1,600	78,400

Consol Energy, Inc.	3,000	203,130

Freeport-McMoRan Copper & Gold, Inc., Class B	5,745	513,143

Massey Energy Co.	600	39,576

Newmont Mining Corp.	6,800	306,680

Nucor Corp.	4,500	236,250

Peabody Energy Corp.	4,200	264,390

United States Steel Corp.	2,000	266,140

		2,358,731

Multi-line retail—2.25%
Costco Wholesale Corp.	6,200	415,772

Family Dollar Stores, Inc.	2,200	54,824

J.C. Penney Co., Inc. (Holding Co.)	3,500	136,395

Kohl’s Corp.*	4,400	216,348

Macy’s, Inc.	6,812	141,826

Nordstrom, Inc.	2,500	77,750

Sears Holdings Corp.2,*	1,258	115,673

Target Corp.	11,200	593,824

Wal-Mart Stores, Inc.	34,500	2,037,915

		3,790,327

Multi-utilities—0.57%
AES Corp.*	9,500	144,970

	Number of
Security description	shares	Value ($)

Multi-utilities—(concluded)
Centerpoint Energy, Inc.	4,700	74,636

Duke Energy Corp.	18,492	322,501

Questar Corp.	2,600	134,914

Williams Cos., Inc.	8,900	274,921

		951,942

Office electronics—0.11%
Xerox Corp.	13,700	190,841

Oil & gas—10.27%
Anadarko Petroleum Corp.	7,300	450,629

Apache Corp.	5,000	571,900

Ashland, Inc.	1,100	45,023

Cabot Oil & Gas Corp.	1,100	48,884

Chesapeake Energy Corp.	6,600	319,440

Chevron Corp.	30,363	2,620,934

ConocoPhillips, Inc.	22,521	1,858,208

Devon Energy Corp.	6,800	693,940

El Paso Corp.	11,100	186,036

EOG Resources, Inc.	4,000	417,680

Exxon Mobil Corp.	78,288	6,263,823

Hess Corp.	4,100	429,311

Marathon Oil Corp.	10,260	462,418

Murphy Oil Corp.	3,000	235,590

Noble Energy, Inc.	2,600	186,498

Occidental Petroleum Corp.	12,700	1,007,872

Range Resources Corp.	2,000	92,840

Sunoco, Inc.	1,600	71,008

Tesoro Corp.	1,900	35,245

Transocean, Inc.*	4,748	603,945

Valero Energy Corp.	7,800	271,128

XTO Energy, Inc.	8,041	405,347

		17,277,699

Paper & forest products—0.27%
International Paper Co.	6,800	183,940

MeadWestvaco Corp.	3,200	84,736

Weyerhaeuser Co.	3,400	188,666

		457,342

Personal products—0.24%
Avon Products, Inc.	7,400	316,942

Estee Lauder Cos., Inc., Class A	1,900	94,563

		411,505

Pharmaceuticals—6.60%
Abbott Laboratories	23,100	1,326,633

Allergan, Inc.	4,600	257,002

Barr Pharmaceuticals, Inc.*	1,700	114,818

Bristol-Myers Squibb Co.	31,200	665,808

Eli Lilly & Co.	13,900	648,435

Forest Laboratories, Inc.*	5,300	189,157

Hospira, Inc.*	2,100	84,756

Johnson & Johnson	41,400	2,915,802

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—(continued)
	Number of
Security description	shares	Value ($)

Pharmaceuticals—(concluded)
King Pharmaceuticals, Inc.*	4,300	49,192

Medco Health Solutions, Inc.*	7,700	360,745

Merck & Co., Inc.	31,600	1,127,172

Mylan Laboratories, Inc.*	3,400	43,826

Pfizer, Inc.	103,100	1,970,241

Schering-Plough Corp.	23,700	459,780

Watson Pharmaceuticals, Inc.*	1,900	57,589

Wyeth	19,500	843,960

		11,114,916

Real estate—1.26%
Apartment Investment & Management Co., Class A	1,922	68,116

AvalonBay Communities, Inc.	1,100	110,000

Boston Properties, Inc.	1,900	194,693

CB Richard Ellis Group, Inc., Class A*	2,900	37,903

Developers Diversified Realty Corp.	1,500	50,265

Equity Residential Properties Trust	3,700	156,140

General Growth Properties, Inc.	3,700	95,941

HCP, Inc.	2,800	101,416

Host Hotels & Resorts, Inc.	7,900	112,970

Kimco Realty Corp.	3,800	141,132

Plum Creek Timber Co., Inc.	3,000	148,860

ProLogis	4,200	180,852

Public Storage, Inc.	2,000	176,640

Simon Property Group, Inc.	3,700	351,056

Vornado Realty Trust	2,000	198,920

		2,124,904

Road & rail—1.17%
Burlington Northern Santa Fe, Inc.	4,400	472,560

CSX Corp.	6,600	426,888

Norfolk Southern Corp.	5,700	419,121

Union Pacific Corp.	7,800	654,420

		1,972,989

Semiconductor equipment & products—2.48%
Advanced Micro Devices, Inc.*	7,900	49,691

Altera Corp.	5,700	129,048

Analog Devices, Inc.	4,400	123,024

Applied Materials, Inc.	21,300	381,696

Broadcom Corp., Class A*	6,250	150,375

Intel Corp.	87,300	1,996,551

KLA-Tencor Corp.	1,400	51,884

Linear Technology Corp.	3,000	97,920

LSI Logic Corp.*	11,000	73,150

MEMC Electronic Materials, Inc.*	3,000	147,270

Microchip Technology, Inc.	2,700	86,427

Micron Technology, Inc.*	12,600	53,424

National Semiconductor Corp.	3,500	75,005

Novellus Systems, Inc.*	1,800	40,806

NVIDIA Corp.*	8,100	102,384

QLogic Corp.*	2,800	52,304

	Number of
Security description	shares	Value ($)

Semiconductor equipment & products—(concluded)
Teradyne, Inc.*	2,600	24,258

Texas Instruments, Inc.	18,000	441,180

Xilinx, Inc.	4,000	103,920

		4,180,317

Software—3.66%
Adobe Systems, Inc.*	7,600	325,508

Autodesk, Inc.*	3,900	138,567

BMC Software, Inc.*	3,300	107,448

CA, Inc.	6,700	160,197

Citrix Systems, Inc.*	2,800	84,756

Compuware Corp.*	5,300	60,579

Electronic Arts, Inc.*	4,500	219,645

Intuit, Inc.*	4,100	123,287

Microsoft Corp.	119,712	3,266,940

Novell, Inc.*	4,700	30,221

Oracle Corp.*	61,600	1,350,888

Symantec Corp.*	13,306	296,857

		6,164,893

Specialty retail—1.69%
Abercrombie & Fitch Co., Class A	1,400	73,430

AutoNation, Inc.*	2,576	29,238

AutoZone, Inc.*	800	109,784

Bed, Bath & Beyond, Inc.*	3,800	116,508

Best Buy Co., Inc.	5,300	237,281

GameStop Corp., Class A*	2,100	92,127

Gap, Inc.	8,400	163,380

Home Depot, Inc.	25,475	690,882

Limited Brands	3,900	81,120

Lowe’s Cos., Inc.	23,300	574,112

Office Depot, Inc.*	4,900	34,496

RadioShack Corp.	2,600	49,426

Sherwin-Williams Co.	1,000	58,550

Staples, Inc.	10,400	251,680

Tiffany & Co.	2,200	97,174

TJX Cos., Inc.	5,100	184,824

		2,844,012

Textiles & apparel—0.43%
Coach, Inc.*	4,900	142,051

Jones Apparel Group, Inc.	1,700	33,762

Liz Claiborne, Inc.	1,900	30,799

Nike, Inc., Class B	5,700	345,477

Polo Ralph Lauren Corp.	800	60,704

V. F. Corp.	1,300	103,025

		715,818

Tobacco—1.58%
Altria Group, Inc.	32,400	681,372

Lorillard, Inc.	1,999	144,408

Philip Morris International, Inc.	31,600	1,696,920

UST, Inc.	2,500	133,975

		2,656,675

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

Common stocks—(concluded)
	Number of
Security description	shares	Value ($)

Trading companies & distributors—0.13%
Genuine Parts Co.	2,700	114,534

W.W. Grainger, Inc.	1,200	108,036

		222,570

Wireless telecommunication services—0.15%
American Tower Corp., Class A*	6,000	247,980

Total common stocks (cost—$138,997,128)		167,085,652

	Face
	amount ($)

Repurchase agreement—0.63%
Repurchase agreement dated 08/29/08 with State Street Bank & Trust Co., 1.430% due 09/02/08, collateralized by $762,871 US Treasury Bonds, 8.125% to 8.750% due 08/15/19 to 08/15/20; (value—$1,075,090); proceeds: $1,054,167 (cost—$1,054,000)	1,054,000	1,054,000

	Number of
	shares

Investments of cash collateral from securities loaned—0.05%
Money market fund[3]—0.05%
UBS Private Money Market LLC[4]
2.471% (cost—$84,029)	84,029	84,029

Total investments (cost—$140,135,157) [5,6,7]— 99.96%		168,223,681

Other assets in excess of liabilities—0.04%		73,571

Net assets—100.00%		168,297,252

*	Non-income producing security.

[1]	Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of trustees.

[2]	Security, or portion thereof, was on loan at August 31, 2008.

[3]	Rates shown reflect yield at August 31, 2008.

[4]	The table below details the Fund’s transaction activity in an affiliated issuer for the three months ended August 31, 2008.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		three months	three months		the three months
	Value at	ended	ended	Value at	ended
Security description	05/31/08 ($)	08/31/08 ($)	08/31/08 ($)	08/31/08 ($)	08/31/08 ($)

UBS Private Money Market Fund LLC	329	96,502	12,802	84,029	120

[5]	Includes $82,755 of an investment in security on loan, at value.

[6]	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2008 were $47,696,878 and $19,608,354, respectively, resulting in net unrealized appreciation of investments of $28,088,524.

[7]	The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.
Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

UBS S&P 500 Index Fund
Schedule of investments — August 31, 2008 (unaudited)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets:

	Measurements at 08/31/08

	Quoted prices in
	active markets for	Significant other	Unobservable
	identical assets	observable inputs	inputs
Description	(Level 1) ($)	(Level 2) ($)	(Level 3)($)	Total ($)

Assets

Securities	167,085,652	1,138,029	—	168,223,681

Derivatives	34,434	—	—	34,434

Total	167,120,086	1,138,029	—	168,258,115

Futures contracts8

Number of		Expiration		Current	Unrealized
contracts	Buy contracts	date	Cost ($)	value ($)	appreciation ($)

17	S&P 500 E-Mini 500 Index Futures	September 2008	1,055,776	1,090,210	34,434

8	Restricted cash of $61,200 has been delivered as initial margin for futures contracts.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	97.3

Bermuda	1.1

Netherlands Antilles	1.0

Cayman Islands	0.5

Panama	0.1

Total	100.0

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated May 31, 2008.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	October 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	October 30, 2008